Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Compensation [Abstract]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the six months ended June 30, 2024, and 2023 is comprised as follows:
	Six months ended June 30,
	2024	2023

Research and development expenses	$104	$57
Marketing, general and administrative expenses	229	395
Total share-based compensation	$333	$452